Basis of Presentation	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Basis of Presentation

3.	Basis of Presentation

(a)	Statement of compliance

These condensed interim consolidated financial statements have been prepared in accordance with IAS 34, Interim Financial Reporting. They do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Company’s annual financial statements as at and for the year ended February 28, 2026 (the “Annual Financial Statements”). However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Company’s financial position and performance since the last annual financial statements as at and for the year ended February 28, 2026. These unaudited condensed interim consolidated financial statements follow the same accounting policies and methods of application as the annual financial statements.

These condensed interim consolidated financial statements have been prepared on a historical cost basis, except for financial instruments classified as financial instruments which are measured at fair value through profit or loss. In addition, these condensed interim consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

(b)	Functional and presentation currency

These condensed interim consolidated financial statements are presented in Canadian dollars, which is also the functional currency of the Company, unless otherwise stated.

(c)	Comparative figures

Certain comparative amounts in the condensed interim consolidated statements of loss and comprehensive loss have been reclassified to conform with the current period presentation. These reclassifications had no impact on the previously reported net loss and comprehensive loss.

(d)	Consolidation

The consolidated financial statements include the accounts of the Company and its controlled subsidiaries. Details of the controlled subsidiaries are as follows:

	Country of incorporation	Percentage owned*
1606684 B.C. Ltd.	Canada	100%

*1606684 B.C. Ltd. was incorporated on September 2, 2026, subsequent to the period end.

Subsidiaries are entities controlled by the Company. Control exists when the Company has power over the entity, is exposed to or has rights to variable returns from its involvement, and has the ability to use its power to affect those returns. Subsidiaries are consolidated from the date control commences until the date control ceases.

All intercompany balances, transactions, income and expenses, and unrealized gains and losses are eliminated on consolidation.